Consolidated Balance Sheets	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Current assets
Cash	$ 33,101,294	$ 19,341,756
Prepaid expenses and deposits	1,106,512	270,710
Amounts receivable	228,872	190,612
Total current assets	34,436,678	19,803,078
Non-current assets
Prepaid expenses	80,761	6,904
Property and equipment, net	357,893	409,587
Right-of-use asset, net	67,023	46,660
Total assets	34,942,355	20,266,229
Current liabilities
Accounts payable and accrued liabilities	3,031,527	3,921,875
Loans payable – current portion		62,709
Lease liability – current portion	71,859	53,316
Payable to Auritec	0	5,000,000
Convertible debt		10,336,003
Total liabilities	3,103,386	19,373,903
Preferred Stock Value	31,705,219
Shareholders' equity (deficit)
Common shares, without par value; unlimited shares authorized; issued and outstanding: 35,641,603 (December 31, 2023 - 27,282,165	116,360,066	92,913,585
Additional paid-in capital	20,503,904	17,510,469
Deficit	(131,003,831)	(105,501,295)
Accumulated other comprehensive loss	(4,160,555)	(2,706,552)
Equity attributable to the owners of the Company	33,404,803	2,216,207
Non-controlling interest	(1,565,834)	(1,323,881)
Total shareholders' equity	31,838,969	892,326
Total liabilities and shareholders' equity	$ 34,942,355	$ 20,266,229